Intangible assets, net (Schedule of Weighted Average Amortization Periods of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Domain names [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Technology [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	5 years	5 years
Software [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	4 years	3 years
Brand names [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	11 years
Operating rights for licensed games [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	2 years
Others [Member]
Weighted average amortization periods of intangible assets
Weighted average amortization period	4 years